Bank borrowings - Credit and Security Agreement - (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 16, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 10, 2019	Oct. 11, 2019
Bank Borrowings
Repayment of debt			$ 919,932	$ 671,467	$ 235,296
Minimum | SOFR
Bank Borrowings
Applicable margin (as a percent)		1.50%
Maximum | SOFR
Bank Borrowings
Applicable margin (as a percent)		1.75%
ABL Revolver
Bank Borrowings
Maximum borrowing capacity		$ 100,000				$ 100,000	$ 100,000
Credit facility term		5 years
Repayment of debt	$ 39,476
Threshold of capital leases			$ 7,500
Fixed charge coverage ratio (as a percent)			100.00%